Trade and other receivables - Factoring facility (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2019
Trade and other receivables.
Maximum limit under the facility for the revolving sale of receivables			$ 100
Minimum liquidity requirement	$ 125
Total amount of receivables sold to the financial institution	$ 0	$ 2